Indebtedness (Schedule Long-Term Indebtedness) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Debt Instrument [Line Items]
Unamortized discount - net	$ (3,400)	$ (4,300)	$ (3,600)
Long-term debt	1,990,451	1,951,013	1,821,713
Current portion of long-term debt	165,380	0
Long-term debt	$ 1,825,071	1,951,013	1,821,713
7.25% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt due date	Apr. 01, 2016
5.00% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt due date	May 01, 2018
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 1,152,402	1,152,360	1,023,961
Unamortized discount - net	(2,898)	(2,940)	(1,339)
Long-term debt	1,152,402	1,152,360	1,023,961
Current portion of long-term debt	131,850	0	0
Long-term debt	1,020,552	1,152,360	1,023,961
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.30% Due July 2013 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate				6.30%
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 30,000	$ 30,000	30,000
Debt, stated interest rate	4.90%	4.90%
Debt due date	Jan. 01, 2016	Jan. 01, 2016
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 41,850	$ 41,850	41,850
Debt, stated interest rate	4.90%	4.90%
Debt due date	Jan. 01, 2016	Jan. 01, 2016
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 60,000	$ 60,000	60,000
Debt, stated interest rate	4.90%	4.90%
Debt due date	Jan. 01, 2016	Jan. 01, 2016
Indianapolis Power And Light Company [Member] | First Mortgage Bond 5.40% Due August 2017 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 24,650	$ 24,650	24,650
Debt, stated interest rate	5.40%	5.40%
Debt due date	Aug. 01, 2017	Aug. 01, 2017
Indianapolis Power And Light Company [Member] | First Mortgage Bond 3.875% Due August 2021 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 55,000	$ 55,000	55,000
Debt, stated interest rate	3.875%	3.875%
Debt due date	Aug. 01, 2021	Aug. 01, 2021
Indianapolis Power And Light Company [Member] | First Mortgage Bond 3.875% Due August 2021 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 40,000	$ 40,000	40,000
Debt, stated interest rate	3.875%	3.875%
Debt due date	Aug. 01, 2021	Aug. 01, 2021
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.55% Due December 2024 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 40,000	$ 40,000	40,000
Debt, stated interest rate	4.55%	4.55%
Debt due date	Dec. 01, 2024	Dec. 01, 2024
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.60% Due January 2034 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 100,000	$ 100,000	100,000
Debt, stated interest rate	6.60%	6.60%
Debt due date	Jan. 01, 2034	Jan. 01, 2034
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.05% Due October 2036 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 158,800	$ 158,800	158,800
Debt, stated interest rate	6.05%	6.05%
Debt due date	Oct. 01, 2036	Oct. 01, 2036
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.60% Due June 2037 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 165,000	$ 165,000	165,000
Debt, stated interest rate	6.60%	6.60%
Debt due date	Jun. 01, 2037	Jun. 01, 2037
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.875% Due November 2041 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 140,000	$ 140,000	140,000
Debt, stated interest rate	4.875%	4.875%
Debt due date	Nov. 01, 2041	Nov. 01, 2041
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.65% Due June 2043 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 170,000	$ 170,000	170,000
Debt, stated interest rate	4.65%	4.65%
Debt due date	Jun. 01, 2043	Jun. 01, 2043
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.50% Due June 2044[Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 130,000	$ 130,000
Debt, stated interest rate	4.50%	4.50%
Debt due date	Jun. 01, 2044	Jun. 01, 2044
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Unamortized discount - net	$ (481)	$ (1,347)	(2,248)
Long-term debt		798,653	797,752
Current portion of long-term debt		0	0
Long-term debt	838,049	798,653	797,752
Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 33,530	$ 400,000	400,000
Debt, stated interest rate	7.25%	7.25%
Debt due date	Apr. 01, 2016	Apr. 01, 2016
Ipalco Enterprises, Inc. [Member] | 5.00% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 400,000	$ 400,000	$ 400,000
Debt, stated interest rate	5.00%	5.00%
Debt due date	May 01, 2018	May 01, 2018
Ipalco Enterprises, Inc. [Member] | 3.45% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 405,000	$ 0
Debt, stated interest rate	3.45%
Debt due date	Jul. 01, 2020